RELATED PARTY TRANSACTIONS - Narrative (Details) - Related party - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total related party transactions		$ 1,950	$ 2,196
Front Ocean
Related Party Transaction [Line Items]
Total related party transactions		300	200
Frontline Management
Related Party Transaction [Line Items]
Total related party transactions		100	200
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Total related party transactions		1,656	1,721
Flex LNG Fleet Management AS | Technical Management
Related Party Transaction [Line Items]
Total related party transactions		1,700	1,700
Avance Gas
Related Party Transaction [Line Items]
Revenue from transactions with related party		$ 178	$ 2
Avance Gas | Management Support
Related Party Transaction [Line Items]
Revenue from transactions with related party	$ 200